Document and Entity Information Document	May 27, 2026
Document And Entity Information [Abstract]
Entity Central Index Key	0000877860
Document Type	8-K
Document Period End Date	May 27, 2026
Entity Registrant Name	National Health Investors, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-10822
Entity Tax Identification Number	62-1470956
Entity Address, Address Line One	222 Robert Rose Drive
Entity Address, City or Town	Murfreesboro
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37129
City Area Code	615
Local Phone Number	890-9100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	NHI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false